Other Assets - Schedule of Other Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Other Noncurrent Assets [Abstract]
Intangible Assets	$ 89	$ 101
Equity Investments	52	52
Investment in Associate	97
Net Investment in Finance Leases	52	30
Long-Term Receivables and Prepaids	11	28
Other	12
Other assets	$ 313	$ 211